Distribution of Profits - Additional Information (Detail) (USD $)	0 Months Ended				12 Months Ended
	Apr. 09, 2013	Feb. 25, 2013	Apr. 15, 2012	Feb. 28, 2012	Dec. 31, 2013	Dec. 31, 2012
Workers' Compensation Insurance and Reserves [Line Items]
Profit after taxation transferred to general reserve fund					10.00%
Maximum profit after taxation transferred to general reserve fund					50.00%
General reserve fund of PRC subsidiaries					$ 5,862,100	$ 3,573,002
Restricted share capital of PRC subsidiaries					86,907,832	59,715,031
Restricted net assets of PRC subsidiaries					92,769,932	63,288,033
Cash dividend declared		$ 0.28		$ 0.28
Number of american depositary shares in each ordinary share		2		2
Dividend distribution	7,700,000		7,900,000
Dividend, date of record		Mar. 20, 2013		Mar. 30, 2012
American Depositary Shares
Workers' Compensation Insurance and Reserves [Line Items]
Cash dividend declared		$ 0.14		$ 0.14
Variable Interest Entity, Primary Beneficiary
Workers' Compensation Insurance and Reserves [Line Items]
Restricted net assets of PRC subsidiaries					$ 19,806,750	$ 17,620,580